Prepaid Expenses and Other Assets (Tables)	12 Months Ended
Dec. 31, 2019
Prepaid Expenses And Other Assets [Abstract]
Components of Prepaid Expenses and Other Assets

	As at December 31,
In thousands of U.S. Dollars	2019	2018
Prepaid royalties	530	987
Prepaid expenses	50,051	38,688
Vendor deposits	1,397	1,297
Receivable from insurance	23,067	—
Other current assets	4,533	2,973
Total current portion of prepaid expenses and other assets	79,578	43,945
Prepaid royalties	15,989	15,963
Vendor deposits	720	758
Long term investments (note 13)	9,651	6,773
Investment tax credits receivable	1,835	2,483
Deferred financing costs (note 17)	5,287	6,783
Total non-current portion of prepaid expenses and other assets	33,482	32,760